SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable, net (Details) - item	Dec. 31, 2025	Dec. 31, 2024
Expected credit loss rates
Number of customer portfolio segments	2
Category 1
Expected credit loss rates
Expected credit loss rates	1.44%	0.83%
Category 2
Expected credit loss rates
Expected credit loss rates	100.00%	89.06%